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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Offit High Yield Fund, Evergreen Offit Mortgage Securities Fund and Evergreen Offit U.S. Government Fund, for the year ended June 30, 2003. These 3 series have a 12/31 fiscal year end.

Date of reporting period: 6/30/2003

Item 1 - Reports to Stockholders.

Evergreen Offit High Yield Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for the Evergreen Offit High Yield Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory for 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC.

Evergreen Offit High Yield Fund
FUND AT A GLANCE
as of June 30, 2003

MANAGEMENT TEAM

Richard M. Cryan
High Yield Bond Team
Lead Manager

PERFORMANCE AND RETURNS1
Portfolio inception date: 3/2/1994

	Class A	Class I
Class inception date	12/29/2000	3/2/1994

6-month return with sales charge	2.95%	N/A

6-month return w/o sales charge	8.11%	8.21%

Average annual return*

1 year with sales charge	-2.81%	N/A

1 year w/o sales charge	2.01%	2.26%

5 year	-0.83%	0.30%

Since portfolio inception	4.32%	4.95%

* Adjusted for maximum applicable sales charge, unless noted.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund's predecessor fund, OFFIT High Yield Fund, and prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. There were no Advisor shares outstanding for the predecessor fund from 12/31/1999 to 12/29/2000. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Class A have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 0.25% for the Advisor shares. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2003, and subject to change.

Evergreen Offit High Yield Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
	(unaudited)	2002 (b)	2001 (b)	2000 (a) (b)	1998 (b)
CLASS A

Net asset value, beginning of period	$ 6.39	$ 7.49	$ 7.92	$ 9.91	$ 10.34

Income from investment operations

Net investment income	0.24	0.57	0.76	0.02	0.60

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.27	(1.08)	(0.44)	(1.99)	(0.43)

Total from investment operations	0.51	(0.51)	0.32	(1.97)	0.17
Distributions to shareholders from

Net investment income	(0.21)	(0.59)	(0.75)	(0.02)	(0.60)

Net asset value, end of period	$ 6.69	$ 6.39	$ 7.49	$ 7.92	$ 9.91

Total return*	8.11%	(7.25%)	4.02%	(4.57%)	0.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 4,580	$ 3,035	$ 5,166	$ 2,660	$ 7

Ratios to average net assets
Expenses‡	1.29%†	1.24%	1.17%	1.13%†	0.93%†

Net investment income	7.29%†	8.25%	9.55%	9.11%†	9.54%†

Portfolio turnover rate	20%	46%	40%	22%	36%

(b) As of the close of business on November 8, 2002, Evergreen Offit High Yield Fund acquired the net assets of OFFIT High Yield Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of Advisor shares of OFFIT Fund.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

† Annualized

* Excluding applicable sales charges

(a) There were no Advisor shares outstanding for the period December 31, 1999 through December 29, 2000.

See Notes to Financial Statements

Evergreen Offit High Yield Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)
		Year Ended December 31,
		2002 (a)	2001 (a)	2000 (a)	1999 (a)	1998 (a)
CLASS I

Net asset value, beginning of period	$ 6.39	$ 7.48	$ 7.92	$ 9.11	$ 9.91	$ 10.34

Income from investment operations

Net investment income	0.24	0.58	0.77	0.76	0.90	0.88

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.28	(1.07)	(0.44)	(1.13)	(0.79)	(0.43)

Total from investment operations	0.52	(0.49)	0.33	(0.37)	0.11	0.45

Distributions to shareholders from

Net investment income	(0.22)	(0.60)	(0.77)	(0.82)	(0.91)	(0.88)

Net asset value, end of period	$ 6.69	$ 6.39	$ 7.48	$ 7.92	$ 9.11	$ 9.91

Total return	8.21%	(6.89%)	4.14%	(4.34%)	1.10%	4.49%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 202,350	$ 343,299	$ 773,536	$ 945,788	$ 1,454,507	$ 1,739,622

Ratios to average net assets
Expenses‡	1.01%†	0.99%	0.92%	0.88%	0.82%	0.84%

Net investment income	7.60%†	8.53%	9.78%	9.36%	8.91%	8.67%

Portfolio turnover rate	20%	46%	40%	22%	42%	36%

(a) As of close of business on November 8, 2002, Evergreen Offit High Yield Fund acquired the net assets of OFFIT High Yield Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

† Annualized

See Notes to Financial Statements

Evergreen Offit High Yield Fund
SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 92.2%
CONSUMER DISCRETIONARY 27.2%
Auto Components 4.5%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	$ 2,500,000	$ 2,700,000
Dana Corp., 9.00%, 08/15/2011	BB	2,500,000	2,718,750
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	925,000	975,875
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	2,000,000	1,930,000
TRW Automotive, Inc., 11.00%, 02/15/2013 144A	B+	1,000,000	1,095,000
9,419,625
Distributors 1.0%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	B	2,000,000	2,100,000
Hotels, Restaurants & Leisure 6.7%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	B	2,500,000	2,846,875
Aztar Corp., 8.875%, 05/15/2007	B+	3,500,000	3,670,625
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	2,000,000	2,140,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	2,500,000	2,637,500
MeriStar Hospitality Corp., 9.00%, 01/15/2008	B-	2,625,000	2,605,312
13,900,312
Household Durables 2.1%
Standard Pacific Corp., 7.75%, 03/15/2013	BB	1,500,000	1,593,750
WCI Communities, Inc., 9.125%, 05/01/2012	B	2,500,000	2,675,000
4,268,750
Media 9.4%
Alaska Communications Holdings, Inc., 9.375%, 05/15/2009	B	1,285,000	1,291,425
Comcast Corp., 6.50%, 01/15/2015	BBB	2,250,000	2,536,731
Dex Media East LLC, 9.875%, 11/15/2009	B	2,500,000	2,800,000
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	2,000,000	2,142,500
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	B-	3,000,000	3,157,500
Houghton Mifflin Co., 8.25%, 02/01/2011 144A	B	1,000,000	1,060,000
Lamar Media Corp., 8.625%, 09/15/2007	B	1,000,000	1,042,500
Mediacom LLC, 9.50%, 01/15/2013	B+	2,000,000	2,125,000
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012 144A	B+	500,000	585,000
World Color Press, Inc., 8.375%, 11/15/2008	BBB-	2,500,000	2,629,075
19,369,731
Multi-line Retail 0.1%
Saks, Inc., 9.875%, 10/01/2011	BB	205,000	231,650
Specialty Retail 2.9%
Cole National Group, Inc., 8.875%, 05/15/2012	B	3,500,000	3,386,250
Finlay Fine Jewelry Corp., 8.375%, 05/01/2008	B+	800,000	832,000
Gap, Inc., 6.90%, 09/15/2007	BB+	960,000	1,039,200
Warnaco, Inc., 8.875%, 06/15/2013 144A	B	650,000	676,000
5,933,450
Textiles, Apparel & Luxury Goods 0.5%
Fruit Of The Loom, Inc., 0.00%, 04/15/2006 (g) (h)	Ca	8,000,000	1,080,000
CONSUMER STAPLES 6.0%
Food & Staples Retailing 0.7%
Rite Aid Corp., 8.125%, 05/01/2010 144A	B+	1,455,000	1,513,200
See Notes to Financial Statements

Evergreen Offit High Yield Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

Food Products 2.3%
Corn Products International, Inc., 8.25%, 07/15/2007	BBB-	$ 2,500,000	$ 2,775,000
Del Monte Corp., 8.625%, 12/15/2012 144A	B	500,000	532,500
Dole Food, Inc., 7.25%, 06/15/2010 144A	BB-	1,335,000	1,345,013
4,652,513
Household Products 1.5%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	3,000,000	3,165,000
Personal Products 1.5%
Playtex Products, Inc., 9.375%, 06/01/2011	B-	3,000,000	3,015,000
ENERGY 10.7%
Energy Equipment & Services 4.1%
Dresser, Inc., 9.375%, 04/15/2011	B	3,000,000	3,105,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B+	2,500,000	2,712,500
SESI LLC, 8.875%, 05/15/2011	BB-	2,500,000	2,700,000
8,517,500
Oil & Gas 6.6%
Chesapeake Energy Corp., 8.125%, 04/01/2011	B+	2,500,000	2,706,250
Frontier Oil Corp., 11.75%, 11/15/2009	B	4,000,000	4,420,000
Giant Industries, Inc., 9.00%, 09/01/2007	B-	2,000,000	1,900,000
GulfTerra Energy Partners LP, 6.25%, 06/01/2010 144A	BB	2,500,000	2,506,250
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B	972,000	1,024,245
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B	1,000,000	1,080,000
13,636,745
FINANCIALS 10.5%
Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	2,000,000	2,035,000
Real Estate 9.5%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	2,025,000	2,193,683
Developers Diversified Realty Corp., 7.50%, 07/15/2018 REIT	BBB	3,500,000	4,035,815
Felcor Suites LP, 7.625%, 10/01/2007 REIT	B	3,500,000	3,430,000
Host Marriot Corp., Ser. B, 7.875%, 08/01/2008	B+	2,000,000	2,040,000
LNR Property Corp., 10.50%, 01/15/2009	B+	3,500,000	3,771,250
MeriStar Hospitality Corp., 9.125%, 01/15/2011 REIT	B-	1,000,000	985,000
Tanger Properties, LLP, 9.125%, 02/15/2008	BB+	3,000,000	3,202,500
19,658,248
HEALTH CARE 4.0%
Health Care Providers & Services 4.0%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	B-	2,500,000	2,637,500
Genesis Health Ventures, Inc., 0.00%, 01/15/2009 (g) (h)	C	7,500,000	573,075
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	B+	2,500,000	2,881,250
Stewart Enterprises, Inc., 10.75%, 07/01/2008	B+	2,000,000	2,240,000
8,331,825
INDUSTRIALS 11.7%
Commercial Services & Supplies 7.8%
Allied Waste, Inc., 10.00%, 08/01/2009	B+	2,500,000	2,668,750
Iron Mountain, Inc., 8.625%, 04/01/2013	B	2,250,000	2,418,750
Newpark Resource, Inc., 8.625%, 12/15/2007	B+	2,000,000	2,060,000
See Notes to Financial Statements

Evergreen Offit High Yield Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

Commercial Services & Supplies continues
Service Corp. International, 7.70%, 04/15/2009	BB-	$ 3,000,000	$ 3,075,000
United Rentals, Inc., 9.50%, 06/01/2008	B+	2,000,000	2,020,000
Williams Scotsman, Inc., 9.875%, 06/01/2007	B	4,000,000	3,940,000
16,182,500
Electrical Equipment 1.4%
Stoneridge, Inc., 11.50%, 05/01/2012	B	2,500,000	2,812,500
Machinery 2.5%
Cummins, Inc., 9.50%, 12/01/2010 144A	BB+	425,000	484,500
SPX Corp., 7.50%, 01/01/2013	BB+	1,375,000	1,495,312
Terex Corp., 10.375%, 04/01/2011	B	2,000,000	2,220,000
Wolverine Tube, Inc., 10.50%, 04/01/2009	BB-	1,000,000	1,080,000
5,279,812
INFORMATION TECHNOLOGY 2.8%
Communications Equipment 1.0%
Nortel Networks Corp., 6.125%, 02/15/2006	B	2,000,000	1,950,000
Office Electronics 0.6%
Xerox Corp.:
7.125%, 06/15/2010	B+	650,000	652,437
7.625%, 06/15/2013	B+	635,000	638,969
1,291,406
Software 1.2%
Medaphis Corp., Ser. B, 9.50%, 02/15/2005 144A	B+	2,500,000	2,562,500
MATERIALS 14.1%
Chemicals 6.0%
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB	2,000,000	2,060,000
Ethyl Corp., 8.875%, 05/01/2010 144A	B	380,000	389,500
FMC Corp., 10.25%, 11/01/2009	BB+	2,810,000	3,175,300
Huntsman International LLC, 9.875%, 03/01/2009	B	2,000,000	2,090,000
Lyondell Chemical Co., Ser. B, 9.875%, 05/01/2007	BB	2,500,000	2,462,500
Millennium America, Inc., 9.25%, 06/15/2008	BB+	2,000,000	2,160,000
12,337,300
Containers & Packaging 2.6%
Jefferson Smurfit Corp., 7.50%, 06/01/2013 144A	B	2,000,000	2,050,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	BB	3,000,000	3,270,000
5,320,000
Metals & Mining 4.1%
Alaska Steel Corp., 7.75%, 06/15/2012	BB-	2,000,000	1,670,000
Armco, Inc., 9.00%, 09/15/2007	BB-	3,850,000	3,407,250
Peabody Energy Corp., 6.875%, 03/15/2013 144A	BB-	850,000	894,625
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	2,500,000	2,637,500
8,609,375
Paper & Forest Products 1.4%
Georgia Pacific Corp., 9.125%, 07/01/2022	BB+	3,000,000	2,910,000
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Insight Midwest LP, 10.50%, 11/01/2010	B+	2,000,000	2,205,000
See Notes to Financial Statements

Evergreen Offit High Yield Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

UTILITIES 4.1%
Multi-Utilities & Unregulated Power 4.1%
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	$ 2,500,000	$ 2,687,500
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	2,000,000	2,005,000
Reliant Resources, Inc.:
9.25%, 07/15/2010 144A	B	500,000	505,000
9.50%, 07/15/2013 144A	B	500,000	506,250
Southern CA Edison Co., 6.90%, 10/01/2018	BB	2,750,000	2,815,313
8,519,063
Total Corporate Bonds			190,808,005
YANKEE OBLIGATIONS-CORPORATE 3.7%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
Rogers Communications, Inc., 8.875%, 07/15/2007	BB-	500,000	517,500
MATERIALS 1.4%
Metals & Mining 0.2%
Normandy Yandal Operations, Ltd., 8.875%, 04/01/2008	CC	1,000,000	505,000
Paper & Forest Products 1.2%
Tembec Industries, Inc., 7.75%, 03/15/2012	BB+	2,500,000	2,437,500
TELECOMMUNICATION SERVICES 2.0%
Wireless Telecommunications Services 2.0%
Rogers Cantel, Inc., 8.30%, 10/01/2007	BB+	4,000,000	4,125,000
Total Yankee Obligations-Corporate			7,585,000
SHORT-TERM INVESTMENTS 4.1%
		Shares

MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund (o)		8,532,931	8,532,931
Total Investments (cost $202,070,433) 100.0%			206,925,936
Other Assets and Liabilities 0.0%			3,949
Net Assets 100.0%			$ 206,929,885
See Notes to Financial Statements

Evergreen Offit High Yield Fund
SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Evergreen Offit High Yield Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 202,070,433
Net unrealized gains on securities	4,855,503

Market value of securities	206,925,936
Receivable for Fund shares sold	555,411
Interest receivable	4,063,763
Prepaid expenses and other assets	181,387

Total assets	211,726,497

Liabilities
Dividends payable	915,251
Payable for securities purchased	3,500,000
Payable for Fund shares redeemed	362,451
Advisory fee payable	4,795
Distribution Plan expenses payable	38
Due to other related parties	566
Accrued expenses and other liabilities	13,511

Total liabilities	4,796,612

Net assets	$ 206,929,885

Net assets represented by
Paid-in capital	$ 694,476,536
Overdistributed net investment income	(39,266)
Accumulated net realized losses on securities and foreign currency related transactions	(492,362,888)
Net unrealized gains on securities	4,855,503

Total net assets	$ 206,929,885

Net assets consists of
Class A	$ 4,580,013
Class I	202,349,872

Total net assets	$ 206,929,885

Shares outstanding
Class A	684,108
Class I	30,224,247

Net asset value per share
Class A	$ 6.69

Class A - Offering price (based on sales charge of 4.75%)	$ 7.02

Class I	$ 6.69

See Notes to Financial Statements

Evergreen Offit High Yield Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$ 10,432,245

Expenses
Advisory fee	1,008,113
Distribution Plan expenses	6,289
Administrative services fee	121,264
Transfer agent fees	39,335
Trustees' fees and expenses	3,507
Printing and postage expenses	6,622
Custodian fees	15,960
Registration and filing fees	339
Professional fees	7,500
Interest expense	9,264
Other	11,374

Total expenses	1,229,567
Less: Expense reductions	(9,292)

Net expenses	1,220,275

Net investment income	9,211,970

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	(22,465,172)
Foreign currency related transactions	15,298

Net realized losses on securities and foreign currency related transactions	(22,449,874)
Net change in unrealized gains or losses on securities and foreign currency related transactions	31,443,816

Net realized and unrealized gains or losses on securities and foreign currency related transactions	8,993,942

Net increase in net assets resulting from operations	$ 18,205,912

See Notes to Financial Statements

Evergreen Offit High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 9,211,970		$ 52,355,946
Net realized losses on securities
and foreign currency related transactions		(22,449,874)		(254,724,848)
Net change in unrealized gains or losses on securities
and foreign currency related transactions		31,443,816		162,889,467

Net increase (decrease) in net assets resulting from operations		18,205,912		(39,479,435)

Distributions to shareholders from
Net investment income
Class A		(146,282)		(350,935)
MSD&T Shares*		0		(1,695,733)
Class I		(8,140,589)		(51,105,438)

Total distributions to shareholders		(8,286,871)		(53,152,106)

Capital share transactions
	Shares		Shares
Proceeds from shares sold
Class A	567,009	3,637,795	51,913	423,676
MSD&T Shares*	0	0	1,400,665	4,300,174
Class I	1,707,582	11,038,728	9,266,443	74,025,198

		14,676,523		78,749,048

Net asset value of shares issued in reinvestment of distributions
Class A	12,184	78,748	37,982	267,679
MSD&T Shares*	0	0	2,206	17,565
Class I	510,169	3,287,703	4,413,058	31,185,190

		3,366,451		31,470,434

Payment for shares redeemed
Class A	(370,136)	(2,399,483)	(305,035)	(2,156,636)
MSD&T Shares*	0	0	(5,414,807)	(41,773,529)
Class I	(25,721,565)	(164,966,614)	(63,372,244)	(439,042,398)

		(167,366,097)		(482,972,563)

Net decrease in net assets resulting from capital share transactions		(149,323,123)		(372,753,081)

Total decrease in net assets		(139,404,082)		(465,384,622)
Net assets
Beginning of period		346,333,967		811,718,589

End of period		$ 206,929,885		$ 346,333,967

Overdistributed net investment income		$ (39,266)		$ (964,365)

* MSD&T shares of the Fund's predecessor fund, OFFIT High Yield Fund, were liquidated on August 27, 2002.
See Notes to Financial Statements

Evergreen Offit High Yield Fund
NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Offit High Yield Fund (the "Fund") is a non-diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Evergreen Offit High Yield Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date and in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.85% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

Evergreen Offit High Yield Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities), were $46,434,778 and $167,210,699, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $202,070,433. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,682,491 and $8,826,988, respectively, with a net unrealized appreciation of $4,855,503.

As of December 31, 2002, the Fund had $419,022,282 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010

$62,898	$15,953,813	$56,939,153	$141,914,468	$204,151,950

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $46,043,044.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $9,292 which represents 0.01% of the Fund's average daily net assets.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2003, the Fund had average borrowings outstanding (on an annualized basis) of $501,616 at a rate of 1.85% and paid interest of $9,264.

10. SUBSEQUENT EVENT

As of the close of business on July 11, 2003, the assets and identified liabilities of the Fund were acquired by Evergreen Select High Yield Bond Fund in a tax-free exchange for shares of Evergreen Select High Yield Bond Fund. Class A and I shareholders of the Fund became shareholders of Class IS and I shares,

Evergreen Offit High Yield Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

respectively, of Evergreen Select High Yield Bond Fund. Upon distribution of shares of Evergreen Select High Yield Bond Fund to shareholders of the Fund, the Fund was liquidated and terminated.

Evergreen Offit High Yield Fund
ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On May 30, 2003, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On February 28, 2003, the record date for the meeting, the Fund had $243,269,326 of net assets outstanding of which $66,929,622 (or 27.51%) of net assets were represented at the meeting.

Proposal 1 - The proposed reorganization of the Fund into Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, a Delaware statutory trust:

Net assets voted For	$61,221,794
Net assets voted Against	292,441
Net assets voted Abstain	5,415,387

Proposal 2 - To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

Net assets voted For	$57,579,018
Net assets voted Against	353,306
Net assets voted Abstain	8,997,298

Evergreen Offit High Yield Fund
TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Evergreen Offit High Yield Fund
TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567313   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Offit Mortgage Securities Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for Evergreen Offit Mortgage Securities Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC.

Evergreen Offit Mortgage Securities Fund
FUND AT A GLANCE
as of June 30, 2003

MANAGEMENT TEAM

Tattersall Advisory Group

PERFORMANCE AND RETURNS1
Portfolio inception date: 7/1/1997

	Class A	Class I
Class inception date	2/28/2002	7/1/1997

6-month return with sales charge	-3.58%	N/A

6-month return w/o sales charge	1.20%	1.53%

Average annual return*

1 year with sales charge	-0.28%	N/A

1 year w/o sales charge	4.71%	5.18%

5 year	5.12%	6.28%

Since portfolio inception	5.73%	6.71%

*Adjusted for maximum applicable sales charge, unless noted.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund's predecessor fund, OFFIT Mortgage Securities Fund, and prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Class A have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 0.25% for Advisor shares. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2003, and subject to change.

Evergreen Offit Mortgage Securities Fund
FINANCIAL HIGHLIGHT
(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended
	(unaudited) #	December 31, 2002 (a) (b)

CLASS A
Net asset value, beginning of period	$ 10.50	$ 10.37
Income from investment operations

Net investment income	0.15	0.43

Net realized and unrealized gains or losses on securities	(0.03)	0.13

Total from investment operations	0.12	0.56

Distributions to shareholders from
Net investment income	(0.21)	(0.43)
Net asset value, end of period	$ 10.41	$ 10.50
Total return*	1.20%	5.47%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 210	$ 185

Ratios to average net assets

Expenses‡	1.04%†	0.76%†

Net investment income	2.97%†	4.98%†

Portfolio turnover rate	93%	149%

# Net investment income per share is based on average shares outstanding during the period.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

† Annualized

* Excluding applicable sales charges

(a) For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

(b) As of the close of business on November 8, 2002, Evergreen Offit Mortgage Securities Fund acquired the net assets of OFFIT Mortgage Securities Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.
See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
FINANCIAL HIGHLIGHT
(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
	(unaudited) #	2002 (a)	2001 (a)	2000 (a)	1999 (a)	1998 (a)

CLASS I
Net asset value, beginning of period	$ 10.48	$ 10.24	$ 10.10	$ 9.71	$ 10.28	$ 10.17
Income from investment operations

Net investment income	0.17	0.55	0.60	0.62	0.59	0.58

Net realized and unrealized gains or losses on securities	(0.01)	0.24	0.15	0.39	(0.57)	0.14

Total from investment operations	0.16	0.79	0.75	1.01	0.02	0.72

Distributions to shareholders from

Net investment income	(0.23)	(0.55)	(0.61)	(0.62)	(0.59)	(0.59)

Net realized gains	0	0	0	0	0	(0.02)
Total distributions to shareholders	(0.23)	(0.55)	(0.61)	(0.62)	(0.59)	(0.61)

Net asset value, end of period	$ 10.41	$ 10.48	$ 10.24	$ 10.10	$ 9.71	$ 10.28
Total return	1.53%	7.90%	7.54%	10.86%	0.23%	7.26%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 39,592	$ 72,410	$ 80,169	$ 45,024	$ 62,309	$ 54,461

Ratios to average net assets
Expenses‡	0.71%‡	0.51%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.36%‡	5.31%	5.77%	6.39%	5.92%	5.72%

Portfolio turnover rate	93%	149%	60%	33%	29%	78%

# Net investment income per share is based on average shares outstanding during the period.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(a) As of the close of business on November 8, 2002, Evergreen Offit Mortgage Securities Fund acquired the net assets of OFFIT Mortgage Securities Fund ("OFFIT Fund"). OFFIT Fund was the accounting and perfromance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 36.8%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	AAA	$ 675,000	$ 786,095
FHLMC:
Ser. 2183, Class TG, 7.00%, 07/15/2028	AAA	396,068	401,503
Ser. 2228, Class PE, 7.50%, 04/15/2030	AAA	780,000	814,505
Ser. 2262, Class Z, 7.50%, 10/15/2030	AAA	897,172	941,295
Ser. 2310, Class PC, 6.50%, 01/15/2030	AAA	1,718,388	1,737,558
Ser. 2314, Class PC, 6.50%, 11/15/2029	AAA	1,430,000	1,457,952
Ser. 2341, Class PE, 6.50%, 03/15/2030	AAA	1,470,000	1,490,182
Ser. 2359, Class PC, 6.00%, 07/15/2015	AAA	780,000	807,977
Ser. 2367, Class BC, 6.00%, 04/15/2016	AAA	796,545	819,619
Ser. 2374, Class PD, 5.50%, 04/15/2014	AAA	735,000	750,152
FNMA:
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	AAA	1,851,393	2,067,196
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	AAA	717,969	773,837
Ser. 2111, Class TC, 6.00%, 10/15/2010	AAA	356,375	358,666
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A-1, 7.18%, 09/15/2019	AAA	522,842	592,442
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	AAA	800,000	868,633
Total Collateralized Mortgage Obligations			14,667,612
MORTGAGE-BACKED SECURITIES 48.1%
FHLMC:
6.50%, 10/01/2032-12/01/2032	AAA	4,079,104	4,246,186
6.98%, 10/01/2020	AAA	764,800	907,665
7.20%, 10/01/2006	AAA	481,966	544,380
8.00%, 08/01/2023-11/01/2028	AAA	978,120	1,062,645
FNMA:
6.00%, 03/01/2013-09/01/2013	AAA	1,518,036	1,588,581
6.09%, 12/01/2008	AAA	259,824	294,139
6.20%, 01/01/2006	AAA	448,976	485,297
6.50%, 11/01/2003-10/01/2004	AAA	88,974	90,644
7.00%, 05/01/2031-02/01/2032	AAA	2,947,879	3,105,500
7.09%, 09/01/2006	AAA	944,162	1,057,555
8.00%, 10/01/2026-09/01/2028	AAA	1,553,522	1,686,080
8.50%, 07/01/2029-08/01/2029	AAA	191,976	206,880
GNMA:
5.00%, 08/20/2029-07/20/2030	AAA	2,128,921	2,202,957
6.00%, 02/15/2009-02/15/2013	AAA	476,517	502,355
6.50%, 08/20/2032	AAA	1,110,968	1,160,999
Total Mortgage-Backed Securities			19,141,863
SHORT-TERM INVESTMENTS 8.6%
		Shares	Value

MUTUAL FUND SHARES 8.6%
Evergreen Institutional Money Market Fund (o)		3,415,855	3,415,855
Total Investments (cost $36,898,148) 93.5%			37,225,330
Other Assets and Liabilities 6.5%			2,576,730
Net Assets 100.0%			$39,802,060
See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 36,898,148
Net unrealized gains or losses on securities	327,182

Market value of securities	37,225,330
Receivable for securities sold	8,951,554
Interest receivable	186,905
Prepaid expenses and other assets	32,511

Total assets	46,396,300

Liabilities
Dividend payable	155,867
Payable for securities purchased	6,429,833
Payable for Fund shares redeemed	449
Advisory fee payable	398
Due to other related parties	114
Accrued expenses and other liabilities	7,579

Total liabilities	6,594,240

Net assets	$ 39,802,060

Net assets represented by
Paid-in capital	$ 38,758,760
Overdistributed net investment income	(364,198)
Accumulated net realized gains on securities	1,080,316
Net unrealized gains on securities	327,182

Total net assets	$ 39,802,060

Net assets consists of
Class A	$ 210,429
Class I	39,591,631

Total net assets	$ 39,802,060

Shares outstanding
Class A	20,214
Class I	3,803,063

Net asset value per share
Class A	$ 10.41

Class A--Offering price (based on sales charge of 4.75%)	$ 10.93

Class I	$ 10.41

See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	1,257,289
Income from affiliate	70,908

Total investment income	1,328,197

Expenses
Advisory fee	114,418
Distribution Plan expenses	176
Administrative services fee	32,691
Transfer agent fees	3,590
Trustees' fees and expenses	455
Printing and postage expenses	5,714
Custodian fees	8,442
Registration and filing fees	30,710
Professional fees	7,122
Other	28,655

Total expenses	231,973
Less: Fee credits	(84)
Fee waivers	(1,078)

Net expenses	230,811

Net investment income	1,097,386

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,197,034
Net change in unrealized gains or losses on securities	(1,287,137)

Net realized and unrealized gains or losses on securities	(90,103)

Net increase in net assets resulting from operations	$ 1,007,283

See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 1,097,386		$ 4,441,152
Net realized gains on securities		1,197,034		1,053,093
Net change in unrealized gains or losses on securities		(1,287,137)		954,070

Net increase in net assets resulting from operations		1,007,283		6,448,315

Distributions to shareholders from
Net investment income
Class A		(2,565)		(7,508)
Class I		(1,434,291)		(4,423,441)

Total distributions to shareholders		(1,436,856)		(4,430,949)

Capital share transactions
	Shares		Shares
Proceeds from shares sold
Class A	12,556	131,288	16,911	175,124
Class I	331,303	3,462,528	3,806,837	39,422,101

		3,593,816		39,597,225

Net asset value of shares issued in reinvestment of distributions
Class A	169	1,770	721	7,508
Class I	87,193	911,491	280,421	2,913,480

		913,261		2,920,988

Payment for shares redeemed
Class A	(10,143)	(106,436)	0	0
Class I	(3,524,103)	(36,764,163)	(5,009,012)	(52,109,423)

		(36,870,599)		(52,109,423)

Net decrease in net assets resulting from capital share transactions		(32,363,522)		(9,591,210)

Total decrease in net assets		(32,793,095)		(7,573,844)
Net assets
Beginning of period		72,595,155		80,168,999

End of period		$ 39,802,060		$ 72,595,155

Overdistributed net investment income		$ (364,198)		$ (24,728)

See Notes to Financial Statements

Evergreen Offit Mortgage Securities Fund
NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Offit Mortgage Securities Fund (the "Fund") is a non-diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Evergreen Offit Mortgage Securities Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $1,078.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $1,078, which represents 0.00% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class A shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2003:

Evergreen Offit Mortgage Securities Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$52,317,029	$2,364,649	$70,794,974	$743,958

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $36,898,148. The gross unrealized appreciation and depreciation on securities based on tax cost was $564,736 and $237,554, respectively, with a net unrealized appreciation of $327,182.

As of December 31, 2002, the Fund had $142,558 in capital loss carryovers for federal income tax purposes expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $84.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

10. SUBSEQUENT EVENT

As of the close of business on July 11, 2003, the assets and identified liabilities of the Fund were acquired by Evergreen Mortgage Securities Fund in a tax-free exchange for shares of Evergreen Mortgage Securities Fund. Class A and I shareholders of the Fund became shareholders of Class A and I shares, respectively, of Evergreen Mortgage Securities Fund. Upon distribution of shares of Evergreen Mortgage Securities Fund to shareholders of the Fund, the Fund was liquidated and terminated.

Evergreen Offit Mortgage Securities Fund
ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On May 30, 2003, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On February 28, 2003, the record date for the meeting, the Fund had $73,192,618 of net assets outstanding of which $24,430,648 (or 33.38%) of net assets were represented at the meeting.

Proposal 1 - The proposed reorganization of the Fund into Evergreen Mortgage Securities Fund, a series of Evergreen Fixed Income Trust, a Delaware statutory trust:

Net assets voted For	$18,564,999
Net assets voted Against	0
Net assets voted Abstain	5,865,649

Proposal 2 - To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

Net assets voted For	$18,564,999
Net assets voted Against	0
Net assets voted Abstain	5,865,649

Evergreen Offit Mortgage Securities Fund
TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Evergreen Offit Mortgage Securities Fund
TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567311   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Offit U.S. Government Securities Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for Evergreen Offit U.S. Government Securities Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC.

Evergreen Offit U.S. Government Securities Fund
FUND AT A GLANCE
as of June 30, 2003

MANAGEMENT TEAM

Jonathan E. Lewis
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS1
Portfolio inception date: 7/1/1997

Class I
Class inception date	7/1/1997

6-month return	1.54%

Average annual return

1 year	7.27%

5 year	6.77%

Since portfolio inception	7.03%

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

Historical performance shown for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund, OFFIT U.S. Government Securities Fund. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2003, and subject to change.

Evergreen Offit U.S. Government Securities Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
	(unaudited) #	2002 (v)	2001(v)	2000(v)	1999(v)	1998(v)

CLASS I
Net asset value, beginning of period	$ 10.41	$ 10.24	$ 10.32	$ 9.76	$ 10.46	$ 10.17
Income from investment operations

Net investment income	0.07	0.31	0.44	0.57	0.49	0.50

Net realized and unrealized gains or losses on securities	0.09	0.61	0.31	0.56	(0.69)	0.48
Total from investment operations	0.16	0.92	0.75	1.13	(0.20)	0.98
Distributions to shareholders from

Net investment income	(0.15)	(0.31)	(0.44)	(0.57)	(0.49)	(0.50)

Net realized gains	0	(0.44)	(0.39)	0	(0.01)	(0.19)
Total distributions to shareholders	(0.15)	(0.75)	(0.83)	(0.57)	(0.50)	(0.69)

Net asset value, end of period	$ 10.42	$ 10.41	$ 10.24	$ 10.32	$ 9.76	$ 10.46
Total return	1.54%	9.18%	7.41%	11.98%	(1.95%)	9.82%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 21,867	$ 31,378	$ 40,192	$ 52,693	$ 42,422	$ 39,359

Ratios to average net assets
Expenses‡	0.88%†	0.51%	0.50%	0.50%	0.50%	0.50%

Net investment income	1.38%†	3.01%	4.20%	5.74%	4.85%	4.59%

Portfolio turnover rate	77%	754%	868%	592%	225%	423%

(v) As of the close of business on November 8, 2002, Evergreen Offit U.S. Government Securities Fund acquired the net assets of OFFIT U.S. Government Securities Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of Select shares of OFFIT Fund.

# Net investment income per share is based on average shares outstanding during the period.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

† Annualized
See Notes to Financial Statements

Evergreen Offit U.S. Government Securities Fund
SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 50.2%
FHLMC, 5.80%, 09/02/2008	AAA	2,000,000	$ 2,302,894
GNMA:
6.00%, 01/15/2033	AAA	475,262	498,939
6.50%, 03/15/2029-07/15/2032	AAA	2,853,065	2,997,258
7.00%, 02/15/2028-12/15/2032	AAA	2,390,260	2,525,891
7.50%, 01/15/2024-06/15/2032	AAA	2,488,961	2,646,345
Total Mortgage-Backed Securities			10,971,327
U.S. TREASURY OBLIGATIONS 42.4%
U.S. Treasury Notes:
2.125%, 08/31/2004	AAA	1,000,000	1,012,540
3.50%, 11/15/2006	AAA	2,500,000	2,636,037
4.00%, 11/15/2012	AAA	2,500,000	2,602,248
4.625%, 05/15/2006	AAA	2,800,000	3,036,141
Total U.S. Treasury Obligations			9,286,966
SHORT-TERM INVESTMENTS 7.7%
		Shares	Value

MUTUAL FUND SHARES 7.7%
Evergreen Institutional Money Market Fund(o)		1,680,959	1,680,959
Total Investments (cost $21,600,878) 100.3%			21,939,252
Other Assets and Liabilities (0.3%)			(72,055)
Net Assets 100.0%			$21,867,197
See Notes to Financial Statements

Evergreen Offit U.S. Government Securities Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association

See Notes to Financial Statements

Evergreen Offit U.S. Government Securities Fund
Statement of Assets and Liabilities
June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 21,600,878
Net unrealized gains on securities	338,374

Market value of securities	21,939,252
Principal paydown receivable	24,689
Interest receivable	137,429
Prepaid expenses and other assets	13,580

Total assets	22,114,950

Liabilities
Dividends payable	55,374
Payable for Fund shares redeemed	184,283
Advisory fee payable	211
Due to other related parties	60
Accrued expenses and other liabilities	7,825

Total liabilities	247,753

Net assets	$ 21,867,197

Net assets represented by
Paid-in capital	$ 21,376,941
Overdistributed net investment income	(206,853)
Accumulated net realized gains on securities	358,735
Net unrealized gains on securities	338,374

Total net assets	$ 21,867,197

Shares outstanding--Class I	2,097,598

Net asset value per share--Class I	$ 10.42

See Notes to Financial Statements

Evergreen Offit U.S. Government Securities Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$ 305,743

Expenses
Advisory fee	47,290
Administrative services fee	13,511
Transfer agent fees	1,925
Trustees' fees and expenses	621
Printing and postage expenses	5,858
Custodian fees	3,506
Registration and filing fees	15,393
Professional fees	7,291
Other	24,594

Total expenses	119,989
Less: Expense reductions	(108)
Fee waivers	(1,099)

Net expenses	118,782

Net investment income	186,961

Net realized and unrealized gains or losses on securities
Net realized gains on securities	254,406
Net change in unrealized gains or losses on securities	(22,882)

Net realized and unrealized gains or losses on securities	231,524

Net increase in net assets resulting from operations	$ 418,485

See Notes to Financial Statements

Evergreen Offit U.S. Government Securities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 186,961		$ 1,052,210
Net realized gains on securities		254,406		1,300,331
Net change in unrealized gains or losses on securities		(22,882)		512,851

Net increase in net assets resulting from operations		418,485		2,865,392

Distributions to shareholders from
Net investment income		(387,705)		(1,058,319)
Net realized gains		0		(1,382,779)

Total distributions to shareholders		(387,705)		(2,441,098)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	109,741	1,139,612	1,183,883	12,416,176
Net asset value of shares issued in reinvestment of distributions	22,545	234,743	153,368	1,589,327
Payment for shares redeemed	(1,048,875)	(10,916,063)	(2,246,905)	(23,243,635)

Net decrease in net assets resulting from capital share transactions		(9,541,708)		(9,238,132)

Total decrease in net assets		(9,510,928)		(8,813,838)
Net assets
Beginning of period		31,378,125		40,191,963

End of period		$ 21,867,197		$ 31,378,125

Overdistributed net investment income		$ (206,853)		$ (6,109)

See Notes to Financial Statements

Evergreen Offit U.S. Government Securities Fund
NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Offit U.S. Government Securities Fund (the "Fund") is a non-diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

Evergreen Offit U.S. Government Securities Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $1,099.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $1,099 which represents 0.01% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $20,212,797 and $26,163,570, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $21,600,878. The gross unrealized appreciation and depreciation on securities based on tax cost was $352,787 and $14,413, respectively, with a net unrealized appreciation of $338,374.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $108.

7. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

Evergreen Offit U.S. Government Securities Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. SUBSEQUENT EVENT

As of the close of business on July 11, 2003, the assets and identified liabilities of the Fund were acquired by Evergreen U.S. Government Fund in a tax-free exchange for shares of Evergreen U.S. Government Fund. Class I shareholders of the Fund became shareholders of Class I shares of Evergreen U.S. Government Fund. Upon distribution of shares of Evergreen U.S. Government Fund to shareholders of the Fund, the Fund was liquidated and terminated.

Evergreen Offit U.S. Government Securities Fund
ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On May 30, 2003, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On February 28, 2003, the record date for the meeting, the Fund had $28,645,261 of net assets outstanding of which $9,558,414 (or 33.37%) of net assets were represented at the meeting.

Proposal 1 - The proposed reorganization of the Fund into Evergreen U.S. Government Fund, a series of Evergreen Fixed Income Trust, a Delaware statutory trust:

Net assets voted For	$9,558,414
Net assets voted Against	0
Net assets voted Abstain	0

Proposal 2 - To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

Net assets voted For	$9,557,409
Net assets voted Against	0
Net assets voted Abstain	1,005

Evergreen Offit U.S. Government Securities Fund
TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Evergreen Offit U.S. Government Securities Fund
TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567314   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: August 30, 2003